LOANS RECEIVABLE, NET, Allowance for Credit Losses by Portfolio Segment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Acquisition of subsidiaries	26,410
Charged to expenses	51,068
Write-off of loans receivable	(37,376)
Exchange differences	382
Ending balance	40,484
Commercial [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Acquisition of subsidiaries	17,056
Charged to expenses	26,063
Write-off of loans receivable	(14,801)
Exchange differences	6
Ending balance	28,324
Consumer [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Acquisition of subsidiaries	9,354
Charged to expenses	25,005
Write-off of loans receivable	(22,575)
Exchange differences	376
Ending balance	$ 12,160